Note 21 - Acquisition of Oakmont Capital Holdings, LLC (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Controlling interest:
Quaint Oak Bancorp, Inc. investment – 51.00 units	$2,284
Purchase price assigned to controlling interest	2,284
Noncontrolling interest:
JPL Capital, LLC investment – 24.50 units	$850
Preferred Business Leasing, Inc. investment – 12.25 units	426
Lecy Consulting, LLC investment – 12.25 units	426
Purchase price assigned to noncontrolling interest	$1,702
Total purchase price consideration	$3,986

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Net assets acquired:
Assets
Cash and cash equivalents	$1,259
Leases, net of unearned income	9,611
Premises and equipment	37
Prepaid expenses	24
Other assets	1,087
Total Assets	$12,018

Liabilities
Borrowings	$12,515
Accrued interest payable	74
Total Liabilities	$12,589

Total net assets of Oakmont Capital Holdings, LLC	$(571)
Capital contribution by Quaint Oak Bancorp, Inc.	$2,284
Total tangible equity	$1,713
Estimated adjustments to reflect assets acquired at fair value:
Loans fair value adjustment	$(216)
Net assets acquired	1,928
Goodwill	2,058